United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of Registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Sareena Khwaja-Dixon, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2021

Item 1. Reports to Stockholders.

(a)

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

# WesMark Funds[SM]

## Semi-Annual Report » 6.30.21

| | |
|---|---|
| WesMark Small Company Growth Fund | » WMKSX |
| WesMark Growth Fund | » WMKGX |
| WesMark Balanced Fund | » WMBLX |
| WesMark Government Bond Fund | » WMBDX |
| WesMark West Virginia Municipal Bond Fund | » WMKMX |
| WesMark Tactical Opportunity Fund | » WMKTX |

Table of Contents

June 30, 2021

Small Company Growth Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3
Growth Fund
Portfolio of Investments Summary Table	6
Portfolio of Investments	7
Balanced Fund
Portfolio of Investments Summary Table	10
Portfolio of Investments	11
Government Bond Fund
Portfolio of Investments Summary Table	16
Portfolio of Investments	17
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Tactical Opportunity Fund
Portfolio of Investments Summary Table	27
Portfolio of Investments	28
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	40
Shareholder Expense Example	53
Board of Trustees and Trust Officers	54
Board Review of Advisory Contract	56
Additional Information	58
Glossary of Terms	59

Semi-Annual Report » June 30, 2021

Portfolio of Investments Summary Table

WesMark Small Company Growth Fund	June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	94.0%
SHORT TERM INVESTMENTS(2)	3.0%
EXCHANGE TRADED FUNDS (ETF)	2.9%
OTHER ASSETS AND LIABILITIES - NET(3)	0.1%
TOTAL NET ASSETS	100.0%

As of June 30, 2021, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	24.1%
Financials	22.0%
Industrials	15.6%
Health Care	15.5%
Consumer Discretionary	7.7%
Exchange Traded Funds	2.9%
Technology	2.1%
Communication Services	1.8%
Energy	1.7%
Consumer, Cyclical	1.4%
Consumer Staples	1.4%
Materials	0.7%
Equity Portfolio Sub-Total	96.9%
Short Term Investments(2)	3.0%
Other Assets and Liabilities - Net(3)	0.1%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-94.0%
COMMUNICATION SERVICES-1.8%
	Entertainment-0.3%
21,000	Lions Gate Entertainment Corp.(1)	$434,700

	Interactive Media & Services-1.5%
73,742	Cargurus, Inc.(1)	1,934,253

TOTAL COMMUNICATION SERVICES		2,368,953

CONSUMER, CYCLICAL-1.4%
	Entertainment-0.4%
8,260	Bally's Corp.(1)	446,949

	Home Builders-0.5%
5,550	Installed Building Products, Inc.	679,098

	Lodging-0.2%
5,127	Travel + Leisure Co.	304,800

	Retail-0.3%
2,324	Wingstop, Inc.	366,332

TOTAL CONSUMER, CYCLICAL		1,797,179

CONSUMER DISCRETIONARY-7.7%
	Automotive Retail-3.3%
3,120	Asbury Automotive Group, Inc.(1)	534,674
10,713	Lithia Motors, Inc., Class A	3,681,415
		4,216,089
	Consumer Electronics-2.1%
78,256	Sonos, Inc.(1)	2,756,959

	Industirals-2.3%
40,816	Korn Ferry	2,961,201

TOTAL CONSUMER DISCRETIONARY		9,934,249

CONSUMER STAPLES-1.4%
	Food-0.3%
11,087	BellRing Brands, Inc.(1)	347,467
Shares/Principal Amount		Value
	Packaged Foods & Meats-1.1%
8,311	Freshpet, Inc.(1)	$1,354,361

TOTAL CONSUMER STAPLES		1,701,828

ENERGY-1.7%
	Oil & Gas Equipment & Services-0.6%
30,121	ChampionX Corp.(1)	772,604

	Oil & Gas Exploration & Production-0.8%
35,678	Antero Resources Corp.(1)	536,240
6,828	Cimarex Energy Co.	494,689
		1,030,929
	Oil&Gas-0.3%
52,748	Comstock Resources, Inc.(1)	351,829

TOTAL ENERGY		2,155,362

FINANCIALS-22.0%
	Asset Management & Custody Banks-1.7%
16,534	Focus Financial Partners, Inc., Class A(1)	801,899
45,729	Victory Capital Holdings, Inc., Class A	1,476,589
		2,278,488
	Investment Banking & Brokerage-4.4%
21,786	Moelis & Co.	1,239,405
68,311	Stifel Financial Corp.	4,430,651
		5,670,056
	Regional Banks-15.9%
27,827	Ameris Bancorp	1,408,881
34,808	Atlantic Union Bankshares Corp.	1,260,746
37,281	BancorpSouth Bank	1,056,171
62,942	BankUnited, Inc.	2,686,994
16,169	Banner Corp.	876,521
23,121	Community Bank System, Inc.	1,749,104
46,246	First Bancorp/Southern Pines, NC	1,891,924
120,427	First Foundation, Inc.	2,710,812
27,433	First Interstate BancSystem, Inc.	1,147,522
46,797	First Midwest Bancorp, Inc.	927,984
52,504	Old National Bancorp	924,595
19,244	Pinnacle Financial Partners, Inc.	1,699,053
14,014	South State Corp.	1,145,785
28,160	Trustmark Corp.	867,328
		20,353,420
TOTAL FINANCIALS		28,301,964

Semi-Annual Report | June 30, 2021	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
HEALTH CARE-15.5%
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	$1,155,914

	Health Care Equipment-3.1%
10,050	AtriCure, Inc.(1)	797,266
18,367	Hill-Rom Holdings, Inc.	2,086,307
17,206	Integra LifeSciences Holdings Corp.(1)	1,174,137
		4,057,710
	Health Care Supplies-1.8%
50,028	Neogen Corp.(1)	2,303,289

	Health Care Technology-2.3%
73,397	Vocera Communications, Inc.(1)	2,924,870

	Healthcare-Products-0.3%
7,780	DermTech, Inc.(1)	323,415

	Healthcare-Services-0.4%
6,316	Joint Corp.(1)	530,039

	Life Sciences Tools & Services-6.7%
5,842	Charles River Laboratories International, Inc.(1)	2,161,073
8,632	ICON PLC(1)	1,784,321
51,944	Syneos Health, Inc.(1)	4,648,469
		8,593,863
TOTAL HEALTH CARE		19,889,100

INDUSTRIALS-15.6%
	Aerospace & Defense-1.9%
29,619	Moog, Inc., Class A	2,489,773

	Air Freight & Logistics-0.6%
10,473	Atlas Air Worldwide Holdings, Inc.(1)	713,316

	Building Products-1.4%
28,646	AAON, Inc.	1,792,953

	Construction & Engineering-6.8%
19,780	Construction Partners, Inc.(1)	621,092
28,922	Granite Construction, Inc.	1,201,131
76,357	Quanta Services, Inc.	6,915,653
		8,737,876
	Construction Machinery & Heavy Trucks-2.1%
72,715	Shyft Group, Inc.	2,720,268
Shares/Principal Amount		Value
	Electric-0.3%
10,464	Evoqua Water Technologies Corp.(1)	$353,474

	Electronics-0.6%
6,604	Advanced Energy Industries, Inc.	744,337

	Machinery-Diversified-1.5%
14,705	Applied Industrial Technologies, Inc.	1,339,037
11,046	Hydrofarm Holdings Group, Inc.(1)	652,929
		1,991,966
	Transportation-0.4%
25,529	Schneider National, Inc.	555,766

TOTAL INDUSTRIALS		20,099,729

INFORMATION TECHNOLOGY-24.1%
	Application Software-11.2%
81,254	Box, Inc., Class A(1)	2,076,040
376,744	Cloudera, Inc.(1)	5,975,160
4,475	Five9, Inc.(1)	820,670
63,590	LivePerson, Inc.(1)	4,021,432
39,698	PagerDuty, Inc.(1)	1,690,341
		14,583,643
	Data Processing & Outsourced Services-2.1%
89,495	I3 Verticals, Inc., Class A(1)	2,704,539

	Electronic Components-1.4%
91,551	Knowles Corp.(1)	1,807,217

	Electronic Equipment & Instruments-1.4%
17,549	OSI Systems, Inc.(1)	1,783,680

	IT Consulting & Other Services-0.8%
12,363	Science Applications International Corp.	1,084,606

	Systems Software-3.8%
6,656	Qualys, Inc.(1)	670,193
23,833	Rapid7, Inc.(1)	2,255,317
34,343	Varonis Systems, Inc.(1)	1,978,844
		4,904,354
	Technology Distributors-0.6%
6,817	SYNNEX Corp.	830,038

4	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
	Technology Hardware, Storage & Peripherals-2.6%
168,560	Pure Storage, Inc., Class A(1)	$3,291,977

	Telecommunications-0.2%
9,400	CommScope Holding Co., Inc.(1)	200,314

TOTAL INFORMATION TECHNOLOGY		31,190,368

MATERIALS- 0.7%
	Chemicals-0.7%
17,913	Diversey Holdings, Ltd.(1)	320,822
4,400	HB Fuller Co.	279,884
2,300	Stepan Co.	276,621
		877,327
TOTAL MATERIALS		877,327

TECHNOLOGY-2.1%
	Computers-0.2%
23,250	Desktop Metal, Inc.(1)	267,375

	Semiconductors-1.9%
18,361	SMART Global Holdings, Inc.(1)	875,452
29,842	Ultra Clean Holdings, Inc.(1)	1,603,112
		2,478,564
TOTAL TECHNOLOGY		2,745,939

TOTAL COMMON STOCKS
(Cost $63,416,742)		121,061,998

EXCHANGE TRADED FUNDS-2.9%
16,524	Vanguard® Small-Cap ETF	3,722,527

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,437,308)		3,722,527

SHORT TERM INVESTMENTS-3.0%
	Mutual Funds-3.0%
3,862,783	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	3,862,783

TOTAL SHORT TERM INVESTMENTS
(Cost $3,862,783)		3,862,783
Shares/Principal Amount	Value
TOTAL INVESTMENTS-99.9%
(Cost $70,716,833)	$128,647,308
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%	143,095
NET ASSETS-100.0%	$128,790,403

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	5

Portfolio of Investments Summary Table

WesMark Growth Fund	June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	99.5%
SHORT TERM INVESTMENTS(2)	1.6%
OTHER ASSETS AND LIABILITIES - NET(3)	-1.1%
TOTAL NET ASSETS	100.0%

As of June 30, 2021, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	25.2%
Health Care	19.6%
Consumer Discretionary	10.4%
Financials	10.3%
Industrials	9.2%
Interactive Media & Services	6.6%
Technology Hardware & Storage	4.6%
Consumer Staples	3.8%
Communication Services	3.0%
Movies & Entertainment	2.4%
Regional Banks	2.0%
Materials	1.4%
Energy	0.7%
Consumer, Cyclical	0.3%
Equity Portfolio Sub-Total	99.5%
Short Term Investments(2)	1.6%
Other Assets and Liabilities - Net(3)	-1.1%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-99.5%
COMMUNICATION SERVICES-3.0%
	Cable & Satellite-2.2%
151,453	Comcast Corp., Class A	$8,635,850

	Interactive Home Entertainment-0.8%
31,221	Activision Blizzard, Inc.	2,979,732

TOTAL COMMUNICATION SERVICES		11,615,582

CONSUMER, CYCLICAL-0.3%
	Retail-0.3%
3,077	Lululemon Athletica, Inc.(1)	1,123,013

TOTAL CONSUMER, CYCLICAL		1,123,013

CONSUMER DISCRETIONARY-10.4%
	Auto Parts & Equipment-1.0%
26,248	Aptiv PLC(1)	4,129,598

	Automobile Manufacturers-0.1%
6,245	General Motors Co.(1)	369,517

	Casino & Gaming-0.4%
32,470	DraftKings, Inc.(1)	1,693,960

	Footwear-0.3%
7,556	NIKE, Inc., Class B	1,167,326

	Home Building-1.0%
40,870	Lennar Corp., Class A	4,060,435

	Home Improvement Retail-2.7%
34,000	Home Depot, Inc.	10,842,260

	Internet & Direct Marketing Retail-4.9%
5,694	Amazon.com, Inc.(1)	19,588,271

TOTAL CONSUMER DISCRETIONARY		41,851,367

CONSUMER STAPLES-3.8%
	Distillers & Vintners-2.1%
36,000	Constellation Brands, Inc., Class A	8,420,040
Shares/Principal Amount		Value
	Packaged Foods & Meats-1.7%
110,000	Mondelez International, Inc., Class A	$6,868,400

TOTAL CONSUMER STAPLES		15,288,440

ENERGY-0.7%
	Energy Equipment & Services-0.2%
18,388	Schlumberger, Ltd.	588,600

	Energy-Alternate Sources-0.3%
6,723	Enphase Energy, Inc.(1)	1,234,545

	Oil & Gas Exploration & Production-0.1%
5,085	Diamondback Energy, Inc.	477,431

	Oil&Gas Services-0.1%
15,315	Baker Hughes Co.	350,254

TOTAL ENERGY		2,650,830

FINANCIALS-10.3%
	Asset Management & Custody Banks-4.8%
21,665	BlackRock, Inc.	18,956,225

	Investment Banking & Brokerage-4.2%
10,927	The Goldman Sachs Group, Inc.	4,147,124
132,500	Morgan Stanley	12,148,925
		16,296,049
	Regional Banks-1.1%
96,977	Citizens Financial Group, Inc.	4,448,335

	Specialized Finance-0.2%
3,358	Nasdaq, Inc.	590,336

TOTAL FINANCIALS		40,290,945

HEALTH CARE-19.6%
	Biotechnology-2.9%
35,941	AbbVie, Inc.	4,048,395
31,344	Amgen, Inc.	7,640,100
		11,688,495
	Health Care Equipment-3.6%
83,587	Abbott Laboratories	9,690,241
2,328	Intuitive Surgical, Inc.(1)	2,140,922
17,630	Zimmer Biomet Holdings, Inc.	2,835,257
		14,666,420

Semi-Annual Report | June 30, 2021	7

Portfolio of Investments

WesMark Growth Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
	Life Sciences Tools & Services-4.0%
33,894	IQVIA Holdings, Inc.(1)	$8,213,194
15,000	Thermo Fisher Scientific, Inc.	7,567,050
		15,780,244
	Managed Health Care-4.0%
40,000	UnitedHealth Group, Inc.	16,017,600

	Pharmaceuticals-5.1%
133,649	Curaleaf Holdings, Inc.(1)	1,883,756
159,612	Elanco Animal Health, Inc.(1)	5,536,940
57,000	Merck & Co., Inc.	4,432,890
45,000	Zoetis, Inc.	8,386,200
		20,239,786
TOTAL HEALTH CARE		78,392,545

INDUSTRIALS-9.2%
	Aerospace & Defense-1.7%
80,955	Raytheon Technologies Corp.	6,906,271

	Building Materials-0.1%
8,650	Builders FirstSource, Inc.(1)	369,009

	Construction Machinery & Heavy Equipment-0.5%
7,756	Cummins, Inc.	1,890,990

	Engineering & Construction-1.6%
46,838	Jacobs Engineering Group, Inc.	6,249,126

	Industrial Conglomerates-2.3%
19,500	Roper Technologies, Inc.	9,168,900

	Industrial Machinery-1.6%
20,201	Parker-Hannifin Corp.	6,203,929

	Internet-0.6%
49,704	Uber Technologies, Inc.(1)	2,491,165

	Trading Companies & Distributors-0.8%
9,316	United Rentals, Inc.(1)	2,971,897

TOTAL INDUSTRIALS		36,251,287

INFORMATION TECHNOLOGY-25.2%
	Application Software-5.9%
15,944	Adobe, Inc.(1)	9,337,444
56,178	salesforce.com, Inc.(1)	13,722,600
		23,060,044
Shares/Principal Amount		Value
	Data Processing & Outsourced Services-4.7%
26,162	Mastercard, Inc., Class A	$9,551,485
31,251	PayPal Holdings, Inc.(1)	9,109,042
		18,660,527
	IT Consulting & Other Services-2.2%
30,000	Accenture PLC, Class A	8,843,700

	Semiconductor Equipment-1.1%
32,636	Teradyne, Inc.	4,371,919

	Semiconductors-5.3%
31,211	Broadcom, Inc.	14,882,653
2,471	NVIDIA Corp.	1,977,047
99,073	ON Semiconductor Corp.(1)	3,792,514
		20,652,214
	Systems Software-6.0%
37,388	Microsoft Corp.	10,128,409
107,500	Oracle Corp.	8,367,800
9,268	ServiceNow, Inc.(1)	5,093,229
		23,589,438
TOTAL INFORMATION TECHNOLOGY		99,177,842

INTERACTIVE MEDIA & SERVICES-6.6%
	Internet Software & Services-6.6%
6,000	Alphabet, Inc., Class A(1)	14,650,740
33,500	Facebook, Inc., Class A(1)	11,648,284
		26,299,024
TOTAL INTERACTIVE MEDIA & SERVICES		26,299,024

MATERIALS-1.4%
	Specialty Chemicals-1.4%
33,130	PPG Industries, Inc.	5,624,480

TOTAL MATERIALS		5,624,480

MOVIES & ENTERTAINMENT-2.4%
	Communication Services-2.4%
55,000	Walt Disney Co.(1)	9,667,350

TOTAL MOVIES & ENTERTAINMENT		9,667,350

8	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
REGIONAL BANKS-2.0%
	Banks-2.0%
13,914	SVB Financial Group(1)	$7,742,167

TOTAL REGIONAL BANKS		7,742,167

TECHNOLOGY HARDWARE & STORAGE-4.6%
	Communications Equipment-4.6%
133,953	Apple, Inc.	18,346,203

TOTAL TECHNOLOGY HARDWARE & STORAGE		18,346,203

TOTAL COMMON STOCKS
(Cost $148,879,678)		394,321,075

SHORT TERM INVESTMENTS-1.6%
	Mutual Funds-1.6%
6,344,966	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	6,344,966

TOTAL SHORT TERM INVESTMENTS
(Cost $6,344,966)		6,344,966

TOTAL INVESTMENTS-101.1%
(Cost $155,224,644)		400,666,041
OTHER ASSETS AND LIABILITIES-NET(2)-(1.1)%		(4,310,590)
NET ASSETS-100.0%		$396,355,451

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	9

Portfolio of Investments Summary Table

WesMark Balanced Fund	June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	68.0%
EXCHANGE TRADED FUNDS (ETF)	1.5%
CORPORATE BONDS	18.2%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	4.9%
TAXABLE MUNICIPAL BONDS	2.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES	1.7%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	1.7%
NON-TAXABLE MUNICIPAL BONDS	0.4%
FIXED INCOME PORTFOLIO SUB-TOTAL	28.9%
SHORT TERM INVESTMENTS(2)	0.3%
OTHER ASSETS AND LIABILITIES - NET(3)	1.3%
TOTAL NET ASSETS	100.0%

As of June 30, 2021, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	15.6%
Financials	12.2%
Information Technology	9.0%
Consumer Staples	7.0%
Industrials	6.0%
Technology Hardware & Storage	5.6%
Consumer Discretionary	4.8%
Energy	2.2%
Materials	2.0%
Utilities	1.5%
Exchange Traded Funds	1.5%
Communication Services	1.2%
Telecommunication Services	0.9%
Equity Portfolio Sub-Total	69.5%
Corporate Bonds	18.2%
U.S. Government Agencies (Combined)	6.6%
Taxable Municipal Bonds	2.0%
Commercial Mortgage-Backed Securities	1.7%
Non-Taxable Municipal Bonds	0.4%
Fixed Income Portfolio Sub-Total	28.9%
Short Term Investments(2)	0.3%
Other Assets and Liabilities - Net(3)	1.3%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, including written options, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

10	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
COMMON STOCKS-68.0%
COMMUNICATION SERVICES-1.2%
	Cable & Satellite-1.2%
25,879	Comcast Corp., Class A	$1,475,621

TOTAL COMMUNICATION SERVICES		1,475,621

CONSUMER DISCRETIONARY-4.8%
	General Merchandise Stores-3.0%
14,909	Target Corp.	3,604,102

	Home Improvement Retail-1.5%
9,076	Lowe's Cos, Inc.	1,760,472

	Restaurants-0.3%
844	Domino's Pizza, Inc.	393,717

TOTAL CONSUMER DISCRETIONARY		5,758,291

CONSUMER STAPLES-7.0%
	Food Distributors-1.0%
14,902	Sysco Corp.	1,158,630

	Hypermarkets & Super Centers-1.0%
8,364	Walmart, Inc.	1,179,491

	Packaged Foods & Meats-3.0%
56,067	Conagra Brands, Inc.	2,039,717
25,000	General Mills, Inc.	1,523,250
		3,562,967
	Soft Drinks-2.0%
16,000	PepsiCo, Inc.	2,370,720

TOTAL CONSUMER STAPLES		8,271,808

ENERGY-2.2%
	Integrated Oil & Gas-1.9%
21,913	Chevron Corp.	2,295,168

	Oil & Gas Equipment & Services-0.0%
2,500	Halliburton Co.	57,800
Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.3%
5,117	Valero Energy Corp.	$399,535

TOTAL ENERGY		2,752,503

FINANCIALS-12.2%
	Asset Management & Custody Banks-1.6%
1,807	Blackstone Group LP	175,532
4,100	Northern Trust Corp.	474,042
15,471	State Street Corp.	1,272,954
		1,922,528
	Consumer Finance-2.4%
24,497	Discover Financial Services	2,897,750

	Diversified Banks-3.3%
13,409	JPMorgan Chase & Co.	2,085,636
34,000	US Bancorp	1,936,980
		4,022,616
	Investment Banking & Brokerage-1.2%
3,805	The Goldman Sachs Group, Inc.	1,444,112

	Regional Banks-3.3%
8,000	PNC Financial Services Group, Inc.	1,526,080
42,928	Truist Financial Corp.	2,382,504
		3,908,584
	REITS-0.4%
3,500	Realty Income Corp.	233,590
766	SBA Communications Corp.	244,124
		477,714
TOTAL FINANCIALS		14,673,304

HEALTH CARE -15.6%
	Biotechnology-5.4%
31,333	AbbVie, Inc.	3,529,349
9,500	Amgen, Inc.	2,315,625
11,000	Gilead Sciences, Inc.	757,460
		6,602,434
	Health Care Equipment-1.8%
17,000	Medtronic PLC	2,110,210

	Health Care Services-2.1%
30,000	CVS Health Corp.	2,503,200

	Pharmaceuticals-6.3%
12,569	Eli Lilly & Co.	2,884,837
29,717	Merck & Co., Inc.	2,311,091

Semi-Annual Report | June 30, 2021	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
60,000	Pfizer, Inc.	$2,349,600
		7,545,528
TOTAL HEALTH CARE		18,761,372

INDUSTRIALS-6.0%
	Air Freight & Logistics-1.6%
9,508	United Parcel Service, Inc., Class B	1,977,379

	Construction Machinery & Heavy Equipment-1.6%
8,825	Caterpillar, Inc.	1,920,585

	Electrical Components & Equipment-1.8%
22,000	Emerson Electric Co.	2,117,280

	Industrial Conglomerates-1.0%
5,971	3M Co.	1,186,020

TOTAL INDUSTRIALS		7,201,264

INFORMATION TECHNOLOGY-9.0%
	Communications Equipment-2.6%
58,222	Cisco Systems, Inc./Delaware	3,085,766

	Semiconductor Equipment-1.7%
14,272	Applied Materials, Inc.	2,032,333

	Semiconductors-4.7%
34,799	Intel Corp.	1,953,616
1,473	Skyworks Solutions, Inc.	282,448
18,371	Texas Instruments, Inc.	3,532,743
		5,768,807
TOTAL INFORMATION TECHNOLOGY		10,886,906

MATERIALS-2.0%
	Commodity Chemicals-1.5%
28,469	Dow Chemical Co.	1,801,518

	Paper Packaging-0.5%
9,137	Sealed Air Corp.	541,367

TOTAL MATERIALS		2,342,885
Shares/Principal Amount		Value
TECHNOLOGY HARDWARE & STORAGE-5.6%
	Communications Equipment-5.6%
49,500	Apple, Inc.	$6,779,520

TOTAL TECHNOLOGY HARDWARE & STORAGE		6,779,520

TELECOMMUNICATION SERVICES-0.9%
	Integrated Telecommunication Services-0.9%
20,000	Verizon Communications, Inc.	1,120,600

TOTAL TELECOMMUNICATION SERVICES		1,120,600

UTILITIES-1.5%
	Electric Utilities-0.8%
9,886	Duke Energy Corp.	975,946

	Multi-Utilities-0.7%
12,000	Dominion Energy, Inc.	882,840

TOTAL UTILITIES		1,858,786

TOTAL COMMON STOCKS
(Cost $46,347,425)		81,882,860

EXCHANGE TRADED FUNDS-1.5%
15,590	iShares® 7-10 Year Treasury Bond ETF	1,800,489

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,784,538)		1,800,489

CORPORATE BONDS-18.2%
	Banks-1.9%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	571,672
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	554,966
150,000	PNC Bank NA, 2.700%, 10/22/2029	159,013
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,048,512
		2,334,163
	Chemicals-0.6%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	236,454
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	499,144
		735,598

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Portfolio of Investments

June 30, 2021 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Commercial Services-0.5%
$500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	$537,504

	Consumer Finance-0.4%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	502,628

	Diversified Financial Services-1.1%
500,000	American Express Co., 3.000%, 10/30/2024	536,533
250,000	BlackRock, Inc., 1.900%, 1/28/2031	250,463
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	291,256
250,000	Charles Schwab Corp., 1.650%, 3/11/2031	242,904
		1,321,156
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	1,118,978

	Diversified Telecommunication-0.8%
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,006,920

	Environmental Control-0.4%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	537,457

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	899,394

	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	272,060

	Internet Software & Services-1.7%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,019,849

	Investment Banking & Brokerage-1.3%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,032,115
Shares/Principal Amount		Value
$500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	$519,175
		1,551,290
	Machinery-Constr&Mining-0.2%
250,000	Caterpillar, Inc., 1.900%, 3/12/2031	250,463

	Miscellaneous Manufacture-0.5%
500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	548,024

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	498,967

	Pharmaceuticals-1.6%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	543,441
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	286,115
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	1,149,730
		1,979,286
	Regional Banks-1.7%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,005,315
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,088,026
		2,093,341
	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	562,747

	Retail-1.2%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	285,360
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	545,679
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	579,145
		1,410,184
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	414,374
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	804,261
		1,218,635

Semi-Annual Report | June 30, 2021	13

Portfolio of Investments
WesMark Balanced Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
	Transportation Services-0.5%
$500,000	FedEx Corp., 4.250%, 5/15/2030	$582,665

TOTAL CORPORATE BONDS
(Cost $21,798,122)		21,981,309

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.7%
	Federal Home Loan Mortgage Corp.-0.3%
299,485	Series 2015-4517, Class PC, 2.500%, 5/15/2044	309,953

	Federal National Mortgage Association-0.6%
760,138	Series 2019-51, Class JD, 2.500%, 9/25/2049	776,272

	Government National Mortgage Association-0.8%
943,092	Series 2018-126, Class DA, 3.500%, 1/20/2048	992,699

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,999,939)		2,078,924

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.7%
	Commercial Mortgage-Backed Securities- 1.7%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,648,970
439,866	Series 2012-C3, Class A4, 3.091%, 9/10/2022	449,947
		2,098,917
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,979,766)		2,098,917

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-4.9%
	Federal Home Loan Bank-0.4%
450,000	5.250%, 6/10/2022	471,840

	Federal Home Loan Mortgage Corp.-0.6%
122,280	Pool G18527, 3.000%, 10/1/2029	129,348
537,482	Pool 18707, 3.500%, 9/1/2033	575,471
		704,819

Shares/Principal Amount		Value
	Federal National Mortgage Association-3.3%
$413,538	Pool AM3301, 2.350%, 5/1/2023	$424,457
735,466	Pool BL5389, 2.710%, 5/1/2027	793,126
186,726	Pool MA1449, 3.000%, 5/1/2028	197,386
617,433	Pool AM6756, 3.570%, 10/1/2029	701,822
293,362	Pool MA3621, 3.500%, 3/1/2039	308,863
419,126	Pool BN4896, 4.000%, 1/1/2049	446,628
274,924	Pool MA3592, 4.000%, 2/1/2049	292,796
746,357	Pool BP4338, 1Y US TI + 1.94%, 3/1/2049(1)	781,061
		3,946,139
	Small Business Administration Pools-0.6%
322,891	PRIME - 2.50%, 1/25/2042(1)	329,346
423,968	PRIME - 2.60%, 7/25/2042(1)	430,906
		760,252
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $5,643,935)		5,883,050

TAXABLE MUNICIPAL BONDS-2.0%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,219

	Ohio-0.8%
865,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	965,582

	Pennsylvania-0.5%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	527,088

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	602,979

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,225,006)		2,366,868

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Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount	Value
NON-TAXABLE MUNICIPAL BONDS-0.4%
Utah-0.4%
$450,000	Utah Transit Authority, 3.393%, 12/15/2036	$475,366

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $456,890)	475,366

SHORT TERM INVESTMENTS-0.3%
Mutual Funds-0.3%
418,926	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	418,926

TOTAL SHORT TERM INVESTMENTS
(Cost $418,926)	418,926

TOTAL INVESTMENTS-98.7%
(Cost $82,654,547)	118,986,709
OTHER ASSETS AND LIABILITIES-NET(3)-1.3%	1,578,032
NET ASSETS-100.0%	$120,564,741

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of June 30, 2021 was 0.15%

1Y US TI - 1 Year US Treasury Bill as of June 30, 2021 was 0.07%

PRIME - US Prime Rate as of June 30, 2021 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, these securities amounted to a value of $543,441 or 0.45% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note -  The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	15

Portfolio of Investments Summary Table
WesMark Government Bond Fund	June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS	48.7%
TAXABLE MUNICIPAL BONDS	25.8%
U.S. GOVERNMENT AGENCY - MORTGAGE
BACKED SECURITIES	20.6%
NON-TAXABLE MUNICIPAL BONDS	0.5%
FIXED INCOME PORTFOLIO SUB-TOTAL	95.6%
SHORT TERM INVESTMENTS(2)	2.8%
OTHER ASSETS AND LIABILITIES - NET(3)	1.6%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

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Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-48.7%
	Agency Collat CMO-3.3%
$332,490	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	$332,940
888,274	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	880,269
946,972	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	954,980
1,217,819	Series 2012-273, Class 40, 4.000%, 8/15/2042	1,307,955
4,368,435	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	4,389,116
		7,865,260
	Agency Collat PAC CMO-16.0%
2,580,425	Series 2014-25, Class PA, 2.250%, 1/20/2044	2,682,969
979,413	Series 2019-99, Class GA, 3.500%, 7/20/2049	1,016,233
875,355	Series 2019-153, Class MP, 3.000%, 6/20/2049	903,502
4,801,451	Series 2020-5020, Class TP, 2.000%, 10/25/2050	4,883,122
9,461,571	Series 2020-134, Class ED, 2.000%, 9/20/2050	9,816,592
4,792,033	Series 2020-134, Class GD, 2.000%, 9/20/2050	4,925,002
4,912,634	Series 2021-23, Class TE, 1.000%, 2/20/2051	4,767,600
9,459,728	Series 2021-18, Class MC, 1.500%, 3/25/2051	9,465,316
		38,460,336
	Commercial MBS-13.7%
507,165	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	541,495
370,140	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	395,884
8,091,322	Series 2019-KF60, Class A, 1M US L + 0.49%, 2/25/2026(1)	8,133,853
2,777,246	Series 2019-KF67, Class A, 1M US L + 0.52%, 8/25/2029(1)	2,801,088
2,888,342	Series 2019-KF73, Class AL, 1M US L + 0.60%, 11/25/2029(1)	2,915,447
3,939,287	Series 2020-8, Class B, 2.600%, 1/16/2061	4,026,519

Shares/Principal Amount		Value
$4,903,847	Series 2020-Q013, Class APT2, 1.286%, 5/25/2050(1)	$4,847,813
982,744	Series 2020-128, Class AN, 1.500%, 10/16/2062	943,737
2,779,048	Series 2020-177, Class DA, 1.250%, 6/16/2062	2,605,126
5,863,612	Series 2021-45, Class AD, 1.500%, 4/16/2063	5,810,592
		33,021,554
	Federal Home Loan Mortgage Corp.-2.4%
682,589	Series 2012-276, Class 25, 2.500%, 9/15/2042	704,317
467,376	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	475,363
264,563	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	266,439
1,469,331	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	1,520,731
1,468,210	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	1,534,383
934,069	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	966,404
299,784	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	302,488
		5,770,125
	Federal National Mortgage Association-6.6%
402,246	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	443,542
675,390	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	725,348
1,219,625	Series 2003-W18, Class 2A, 3.573%, 6/25/2043, REMIC (1)	1,287,738
740,174	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	774,154
1,317,033	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,356,667
982,376	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,022,187
242,116	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	257,623
745,420	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	769,021
1,534,673	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	1,588,319
1,791,510	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	1,884,205

Semi-Annual Report | June 30, 2021	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
$525,061	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	$533,974
2,076,912	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	2,140,958
1,548,513	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	1,598,255
1,451,018	Series 2019-74, Class LB, 3.000%, 10/25/2049	1,494,590
		15,876,581
	Government National Mortgage Association-3.0%
2,344,941	Series 2005-26, Class ZA, 5.500%, 1/20/2035	2,594,702
283,408	Series 2012-50, Class ED, 2.250%, 8/20/2040	291,382
987,346	Series 2013-38, Class KA, 1.250%, 2/20/2042	992,328
647,134	Series 2016-55, Class JA, 3.500%, 4/20/2046	698,096
2,597,019	Series 2016-77, Class MB, 2.000%, 9/20/2045	2,652,695
		7,229,203
	Other ABS-3.7%
2,617,117	Series 2007-20F, Class 1, 5.710%, 6/1/2027	2,812,436
4,448,361	Series 2010-20C, Class 1, 4.190%, 3/1/2030	4,838,587
1,284,360	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,349,683
		9,000,706
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $116,036,498)		117,223,765

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-20.6%

	Federal Farm Credit Banks Funding Corp.-2.9%
2,000,000	Federal Farm Credit Banks Funding Corp., 1.140%, 8/20/2029	1,959,793
5,000,000	Federal Farm Credit Banks Funding Corp., 2.450%, 5/10/2034	5,003,830
		6,963,623

Shares/Principal Amount		Value
	Federal Home Loan Banks-1.2%
$3,000,000	Federal Home Loan Banks, 1.290%, 12/30/2030	$2,903,182

	Federal Home Loan Mortgage Corp.-1.7%
398,760	Freddie Mac Gold Pool, Pool C91361, 4.000%, 3/1/2031	428,911
217,717	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	226,224
654,020	Freddie Mac Non Gold Pool, Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	683,891
2,470,274	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	2,654,998
		3,994,024
	Federal National Mortgage Association-3.2%
1,494,618	Fannie Mae Pool, Pool MA0641, 4.000%, 2/1/2031	1,607,318
657,497	Fannie Mae Pool, Pool MA0695, 4.000%, 4/1/2031	707,073
412,272	Fannie Mae Pool, Pool MA0756, 4.000%, 6/1/2031	443,374
1,111,486	Fannie Mae Pool, Pool MA0818, 4.000%, 8/1/2031	1,195,234
1,580,487	Fannie Mae Pool, Pool AL5169, 4.000%, 4/1/2034	1,708,471
1,327,124	Fannie Mae Pool, Pool 995026, 6.000%, 9/1/2036	1,573,811
382,185	Fannie Mae Pool, Pool AL6620, 4.500%, 8/1/2042	422,702
		7,657,983
	FGLMC Collateral-0.4%
979,421	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	1,006,954

	FNMA Collateral-7.1%
532,337	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	558,338
1,700,766	Fannie Mae Pool, Pool AL2984, 12M US L + 1.661%, 10/1/2042(1)	1,805,428
909,318	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	937,527
667,229	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	736,158
1,038,778	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	1,070,683

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Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$3,466,376	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	$3,572,607
2,223,859	Fannie Mae Pool, Pool BM3178, 12M US L + 1.602%, 12/1/2047(1)	2,323,100
507,911	Fannie Mae Pool, Pool BK0870, 12M US L + 1.620%, 6/1/2048(1)	531,210
254,179	Fannie Mae Pool, Pool BH0724, 12M US L + 1.712%, 1/1/2049(1)	263,668
3,918,118	Fannie Mae Pool, Pool BO9776, 1Y US TI + 2.026%, 3/1/2049(1)	4,109,286
1,208,282	Fannie Mae Pool, Pool CA3453, 12M US L + 1.612%, 4/1/2049(1)	1,261,327
		17,169,332
	GNMA2 Collateral-1.0%
813,085	Ginnie Mae II Pool, Pool G24922, 4.000%, 1/20/2041	888,107
1,329,246	Ginnie Mae II Pool, Pool MA5766, 5.500%, 2/20/2049	1,468,196
		2,356,303
	Government National Mortgage Association-1.9%
1,696,894	Ginnie Mae II Pool, Pool A09704, 3.000%, 10/20/2036	1,794,136
2,244,734	Ginnie Mae II Pool, Pool AY5131, 3.000%, 6/20/2037	2,372,353
190,611	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	204,674
246,352	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	269,797
		4,640,960
	UMBS Collateral-1.2%
958,571	Fannie Mae Pool, Pool AE5463, 4.000%, 10/1/2040	1,048,030
1,663,291	Fannie Mae Pool, Pool AX5302, 4.000%, 1/1/2042	1,821,171
		2,869,201
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $48,888,939)		49,561,562

TAXABLE MUNICIPAL BONDS-25.8%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	772,215
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,080,138
		1,852,353

Shares/Principal Amount		Value
	Arkansas-0.9%
$500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	$512,411
	University of Arkansas:
500,000	3.382%, 9/1/2037	548,476
1,000,000	3.301%, 11/1/2039	1,055,082
		2,115,969
	California-6.5%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	2,010,396
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,784,114
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	1,043,464
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	517,893
450,000	Oxnard Union High School District, 2.172%, 8/1/2033	453,015
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	755,387
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,498,990
900,000	San Mateo Foster City School District, 2.731%, 8/1/2037	933,156
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,255,614
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	952,957
3,000,000	Ventura County Public Financing Authority, 2.712%, 11/1/2034	3,096,196
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	819,778
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	532,503
		15,653,463
	Colorado-0.4%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	1,046,796

	Florida-1.8%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	3,316,082

Semi-Annual Report | June 30, 2021	19

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
$860,000	County of Palm Beach FL, 3.000%, 11/1/2035	$925,116
		4,241,198

	Georgia-0.4%
1,000,000	City of Atlanta GA Water & Wastewater Revenue, 2.257%, 11/1/2035	1,018,494

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,092,676

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,096,367

	Illinois-0.9%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	2,061,280

	Maryland-0.4%
890,000	County of Baltimore MD, 2.350%, 8/1/2041	894,050

	Massachusetts-1.0%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	891,256
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,545,579
		2,436,835
	Michigan-1.4%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,393,095
2,000,000	University of Michigan, 2.437%, 4/1/2040	2,010,843
		3,403,938
	New York-1.3%
700,000	City of New York NY, 5.985%, 12/1/2036	950,342
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	565,690

Shares/Principal Amount		Value
$1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	$1,109,553
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	560,564
		3,186,149
	Ohio-1.2%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,159,455
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	608,811
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	561,454
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	533,185
		2,862,905
	Oklahoma-1.3%
3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	3,249,718

	Oregon-0.4%
700,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.701%, 10/1/2030	894,696

	Pennsylvania-0.8%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	540,322
1,000,000	County of Allegheny PA, 2.336%, 11/1/2037	995,096
395,000	Pennsylvania Finance Authority, 3.084%, 11/15/2035	402,524
		1,937,942
	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,084,449

	Texas-2.0%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	577,711

20	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Round Rock Transportation & Economic Development Corp.:
$500,000	2.900%, 8/15/2038	$511,911
500,000	3.000%, 8/15/2039	513,973
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,118,366
500,000	Texas A&M University, 4.077%, 5/15/2039	580,746
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	485,917
1,000,000	Texas Transportation Commission, 2.562%, 4/1/2042	1,014,388
		4,803,012
	Utah-0.8%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	2,001,529

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,436,931

	West Virginia-1.5%
	Marshall University:
690,000	3.627%, 5/1/2034	727,903
2,000,000	3.677%, 5/1/2035	2,103,067
875,000	Putnam Public Service District, 2.889%, 4/1/2036	877,433
		3,708,403
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $59,994,057)		62,079,153

NON-TAXABLE MUNICIPAL BONDS-0.5%
	West Virginia-0.5%
1,000,000	Putnam Public Service District, 4.000%, 12/1/2039	1,097,228

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,043,080)		1,097,228

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-2.8%
Mutual Funds-2.8%
6,866,192	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 0.030% (at net asset value)	$6,866,192

TOTAL SHORT TERM INVESTMENTS
(Cost $6,866,192)	6,866,192

TOTAL INVESTMENTS-98.4%
(Cost $232,828,766)	236,827,900
OTHER ASSETS AND LIABILITIES-NET(2)-1.6%	3,738,631
NET ASSETS-100.0%	$240,566,531

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of June 30, 2021 was 0.10%

12M US L - 12 Month LIBOR as of June 30, 2021 was 0.25%

1Y US TI - 1 Year US Treasury Bill as of June 30, 2021 was 0.07%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

Note -    The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	21

Portfolio of Investments Summary Table
WesMark West Virginia Municipal Bond Fund	June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
NON-TAXABLE MUNICIPAL BONDS	99.3%
SHORT TERM INVESTMENTS(2)	1.6%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.9%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.7%
1-3 Years	4.4%
3-5 Years	16.2%
5-10 Years	30.7%
10 Years or Greater	47.3%
Short Term Investments(2)	1.6%
Other Assets and Liabilities - Net(3)	-0.9%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
AAA	10.8%
AA	42.5%
A	17.4%
Not rated by S&P	28.6%
Short Term Investments(2)	1.6%
Other Assets and Liabilities - Net(3)	-0.9%
TOTAL PORTFOLIO VALUE	100.0%

Moody's Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
Aaa	5.0%
Aa	23.5%
A	29.9%
Not rated by Moody's	40.9%
Short Term Investments(2)	1.6%
Other Assets and Liabilities - Net(3)	-0.9%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category.

Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.3%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,247,142

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,733,718

	West Virginia-96.7%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	580,784
750,000	2.000%, 6/1/2040	733,832
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,632,143
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	303,586
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	103,401
100,000	Series B, 2.800%, 12/1/2024	103,684
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	403,664
450,000	Series C, 3.400%, 12/1/2034	495,776
345,000	Series D, 3.000%, 12/1/2024	373,585
585,000	Series D, 3.000%, 12/1/2025	642,495
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	415,461
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	331,430
950,000	5.000%, 6/1/2028	1,142,901
655,000	5.000%, 6/1/2029	785,898
620,000	Series A, 5.300%, 3/1/2029	622,509
285,000	Series C, 3.500%, 10/1/2025	285,752
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,204,605
1,100,000	3.000%, 6/1/2026	1,195,730

Shares/Principal Amount		Value
$965,000	3.000%, 6/1/2027	$1,044,491
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	2,066,684
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	195,505
205,000	3.750%, 6/1/2025	205,534
215,000	3.850%, 6/1/2026	215,559
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,354
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	603,272
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	402,607
315,000	3.000%, 6/1/2041	334,353
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	200,250
190,000	Series A, 3.000%, 3/1/2026	208,352
620,000	Series A, 4.000%, 3/1/2029	711,259
405,000	Series A, 3.500%, 12/1/2030	408,983
260,000	Series B, 3.000%, 10/1/2028	261,432
310,000	Series B, 4.000%, 6/1/2031	345,665
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	356,966
275,000	4.000%, 7/1/2032	316,572
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	303,017
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	321,669
300,000	3.000%, 11/1/2028	321,838
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,562
490,000	Series A, 3.500%, 9/1/2027	491,187

Semi-Annual Report | June 30, 2021	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$220,000	Series A, 4.250%, 6/1/2026	$226,242
600,000	Series B, 4.000%, 12/1/2027	606,448
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	533,986
535,000	Series A, 3.000%, 6/1/2029	559,617
555,000	Series A, 3.000%, 6/1/2030	580,561
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	1,014,092
680,000	3.000%, 11/1/2041	715,212
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	113,095
225,000	Series C, 3.400%, 11/1/2031	231,647
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	383,871
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,402,423
1,000,000	Series B, 3.100%, 6/1/2025	1,001,675
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	545,617
500,000	2.000%, 10/1/2031	500,158
640,000	2.250%, 10/1/2032	640,519
565,000	2.500%, 10/1/2033	565,733
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	361,021
380,000	Series A, 3.000%, 1/1/2031	384,231
1,660,000	Series A, 4.250%, 1/1/2035	1,751,698
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,263,933
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	1,086,637
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	3,073,045
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	2,097,403

Shares/Principal Amount		Value
$1,400,000	Monongalia County Building Commission, 2.000%, 2/1/2034	$1,418,760
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	300,225
250,000	Series A, 4.000%, 2/1/2023	250,188
450,000	Series A, 3.000%, 2/1/2025	450,248
750,000	Series A, 3.125%, 2/1/2026	750,432
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	552,181
500,000	4.000%, 12/1/2034	602,243
1,500,000	3.000%, 12/1/2040	1,618,864
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,593,114
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	209,723
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,103,416
1,000,000	Series A, 4.000%, 12/1/2029	1,167,295
1,210,000	Series A, 4.000%, 12/1/2030	1,409,187
1,000,000	Series A, 4.000%, 12/1/2031	1,162,383
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,368,621
635,000	3.000%, 6/1/2034	711,098
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	271,445
	Putnam Public Service District:
1,150,000	3.000%, 11/1/2040	1,249,554
1,000,000	3.000%, 4/1/2041	1,064,009
1,000,000	3.000%, 6/1/2041	1,065,493
1,000,000	3.625%, 12/1/2045	1,056,758
1,110,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,169,666
500,000	State of West Virginia, 5.000%, 6/1/2033	634,536
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	846,461

24	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2021 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	$624,128
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	722,691
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,754,935
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	501,903
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,324,852
755,000	Series B, 3.500%, 11/1/2026	781,533
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,656,138
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,591,236
315,000	Series A, 3.375%, 6/1/2029	339,625
365,000	Series B, 3.375%, 10/1/2023	367,666
390,000	Series B, 3.500%, 10/1/2024	392,839
415,000	Series B, 3.625%, 10/1/2025	418,006
435,000	Series B, 3.750%, 10/1/2026	438,433
310,000	Series C, 3.500%, 6/1/2030	334,379
515,000	Series D, 5.000%, 6/1/2025	601,308
600,000	Series D, 3.250%, 6/1/2028	648,492
330,000	Series D, 3.375%, 6/1/2029	355,797
355,000	Series D, 3.500%, 6/1/2030	382,918
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,235,583

Shares/Principal Amount		Value
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
$1,730,000	5.000%, 7/1/2034	$2,108,379
360,000	Series B, 3.200%, 4/1/2024	366,766
375,000	Series B, 3.375%, 4/1/2025	382,216
385,000	Series B, 3.500%, 4/1/2026	392,548
400,000	Series B, 3.600%, 4/1/2027	408,154
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,147,178
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	650,390
	West Virginia Housing Development Fund:
500,000	2.000%, 11/1/2032	508,404
1,500,000	3.700%, 11/1/2032	1,635,387
500,000	3.375%, 11/1/2034	541,778
800,000	2.050%, 11/1/2035	807,188
530,000	3.950%, 11/1/2049	560,097
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	512,745
700,000	Series A, 3.125%, 7/1/2026	717,693
370,000	Series B, 4.000%, 7/1/2023	371,156
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	563,500
535,000	Series A, 5.000%, 7/1/2027	584,819
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	335,041
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	546,107
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	565,453
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	546,530

Semi-Annual Report | June 30, 2021	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
$1,030,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	$1,210,481
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,193,481
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	530,335
345,000	Series B, 5.000%, 10/1/2025	349,186
750,000	Series B, 4.125%, 10/1/2031	757,478
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	552,151
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	609,758
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,188,881
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	262,318
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,462,843
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	638,016
600,000	Series A-II, 3.250%, 11/1/2025	633,963
550,000	Series A-II, 5.000%, 11/1/2025	653,461
650,000	Series A-II, 5.000%, 11/1/2026	795,686
800,000	Series A-II, 3.000%, 11/1/2027	887,497
300,000	Series A-II, 3.125%, 11/1/2028	331,180
725,000	Series B-II, 4.000%, 11/1/2025	760,259
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	311,832
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	626,557

Shares/Principal Amount		Value
$1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	$1,109,771
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	866,100
		112,308,336
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $109,909,788)		115,289,196

SHORT TERM INVESTMENTS-1.6%
	Mutual Funds-1.6%
1,873,469	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 0.030% (at net asset value)	1,873,469

TOTAL SHORT TERM INVESTMENTS
(Cost $1,873,469)		1,873,469

TOTAL INVESTMENTS-100.9%
(Cost $111,783,257)		117,162,665
OTHER ASSETS AND LIABILITIES-NET(3)-(0.9)%		(1,062,409)
NET ASSETS-100.0%		$116,100,256

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, these securities amounted to a value of $2,263,933 or 1.95% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note -  The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2021 (Unaudited)	WesMark Tactical Opportunity Fund

As of June 30, 2021, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	95.6%
SHORT TERM INVESTMENTS(2)	4.2%
OTHER ASSETS AND LIABILITIES - NET(3)	0.2%
TOTAL NET ASSETS	100.0%

As of June 30, 2021, the Fund's Category composition(4) was as follows:

Category Composition	Percentage of Total Net Assets
U.S. Sector Focused Equity	30.8%
Broad Domestic Fixed Income	15.7%
U.S. Value Company Focused Equity	13.6%
International (ex. U.S.) Equity	8.4%
U.S. Small and Mid Cap Equity	8.2%
Commodities	6.4%
International (ex. U.S.) Fixed Income	6.3%
Broad Domestic Equity	6.2%
ETF Portfolio Sub-Total	95.6%
Short Term Investments(2)	4.2%
Other Assets and Liabilities - Net(3)	0.2%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, including written options, less liabilities.
(4)	Securities are assigned to a category classification by the Fund's advisor.

Semi-Annual Report | June 30, 2021	27

Portfolio of Investments
WesMark Tactical Opportunity Fund	June 30, 2021 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-95.6%
BROAD DOMESTIC EQUITY-6.2%
7,272	SPDR S&P 500® ETF Trust	$3,112,852

TOTAL BROAD DOMESTIC EQUITY		3,112,852

BROAD DOMESTIC FIXED INCOME-15.7%
25,985	iShares® 7-10 Year Treasury Bond ETF	3,001,008
36,640	iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,922,950

TOTAL BROAD DOMESTIC FIXED INCOME		7,923,958

COMMODITIES-6.4%
100,349	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,016,012
7,153	SPDR® Gold Shares(1)	1,184,751

TOTAL COMMODITIES		3,200,763

INTERNATIONAL (EX. U.S.) EQUITY-8.4%
26,311	iShares® MSCI EAFE ETF	2,075,412
38,968	iShares® MSCI Emerging Markets ETF	2,149,085

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,224,497

INTERNATIONAL (EX. U.S.) FIXED INCOME-6.3%
28,016	iShares® JP Morgan USD Emerging Markets Bond ETF	3,150,679

TOTAL INTERNATIONAL (EX. U.S.) FIXED INCOME		3,150,679

U.S. SECTOR FOCUSED EQUITY-30.8%
26,229	First Trust Consumer Discretionary AlphaDEX Fund	1,592,625
16,096	Health Care Select Sector SPDR® Fund	2,027,291
20,470	Industrial Select Sector SPDR® Fund	2,096,128
10,115	iShares® Biotechnology ETF	1,655,320
18,798	iShares® US Regional Banks ETF	1,081,449
30,264	Materials Select Sector SPDR® Fund	2,491,030
3,947	SPDR® S&P® Oil & Gas Exploration & Production ETF	381,635
14,570	Technology Select Sector SPDR® Fund	2,151,406
20,129	Vanguard® REIT ETF	2,048,931

Shares/Principal Amount		Value
TOTAL U.S. SECTOR FOCUSED EQUITY		$15,525,815

U.S. SMALL AND MID CAP EQUITY-8.2%
18,060	iShares® Russell 2000® ETF	4,142,422

TOTAL U.S. SMALL AND MID CAP EQUITY		4,142,422

U.S. VALUE COMPANY FOCUSED EQUITY-13.6%
69,000	Vanguard® Mega Cap Value ETF	6,873,780

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		6,873,780

TOTAL EXCHANGE TRADED FUNDS
(Cost $40,896,826)		48,154,766

SHORT TERM INVESTMENTS-4.2%
	Mutual Funds-4.2%
2,123,195	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 0.030% (at net asset value)	2,123,195

TOTAL SHORT TERM INVESTMENTS
(Cost $2,123,195)		2,123,195

TOTAL INVESTMENTS-99.8%
(Cost $43,020,021)		50,277,961
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		100,164
NET ASSETS-100.0%		$50,378,125

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -   The categories of investments are shown as a percentage of net assets as of June 30, 2021.

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$128,647,308	$400,666,041	$118,986,709	$236,827,900	$117,162,665	$50,277,961
Cash	7,611	112,360	21,225	19,350	–	11,369

RECEIVABLE FOR:
Dividends and interest	52,394	84,783	236,013	855,973	723,213	10,057
Investments sold	–	–	2,784	84,015	–	–
Fund shares sold	359,114	806,785	1,641,191	3,296,624	23,219	234,020
Prepaid expenses	7,070	19,828	11,201	14,977	9,069	9,975
Total Assets	129,073,497	401,689,797	120,899,123	241,098,839	117,918,166	50,543,382

LIABILITIES:

PAYABLE FOR:
Investments purchased	–	–	–	–	1,419,852	–
Fund shares redeemed	219,893	5,203,106	266,855	147,336	170,863	124,989
Income distribution payable	–	–	–	274,702	159,103	–
Fund Accounting and Administration fees	13,397	22,859	18,199	37,157	25,549	9,361
Audit, Tax, and Legal expenses	14,402	14,402	14,402	14,402	10,974	14,321
Shareholder services fee (Note 5)	26,474	81,240	24,425	48,843	23,870	10,310
Transfer agency expenses	6,254	10,143	7,286	6,472	4,448	3,316
Registration expenses	98	–	430	–	271	–
Printing and Postage expenses	2,576	2,596	2,599	2,615	2,560	2,655
Trustees' fees and expenses	–	–	186	781	420	60
Other accrued liabilities and expenses	–	–	–	–	–	245
Total Liabilities	283,094	5,334,346	334,382	532,308	1,817,910	165,257
Net Assets	$128,790,403	$396,355,451	$120,564,741	$240,566,531	$116,100,256	$50,378,125

NET ASSETS CONSIST OF:

Paid-in capital	$50,461,517	$132,074,649	$80,551,231	$239,501,525	$110,483,940	$39,792,144
Total distributable earnings	$78,328,886	$264,280,802	$40,013,510	$1,065,006	$5,616,316	$10,585,981
Net Assets	$128,790,403	$396,355,451	$120,564,741	$240,566,531	$116,100,256	$50,378,125

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,895,700	14,774,917	8,190,300	24,145,515	10,781,808	3,848,845
Net asset value, offering price & redemption price per share	$18.68	$26.83	$14.72	$9.96	$10.77	$13.09
Investments, at identified cost	$70,716,833	$155,224,644	$82,654,547	$232,828,766	$111,783,257	$43,020,021

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	29

Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$485,436	$1,953,338	$1,024,382	$–	$–	$338,941
Interest	369	752	357,945	2,040,672	1,637,645	275
Total Investment Income	485,805	1,954,090	1,382,327	2,040,672	1,637,645	339,216
EXPENSES:
Investment adviser fee (Note 5)	466,501	1,409,942	431,479	699,566	354,782	177,666
Fund Accounting and Administration fees (Note 5)	60,633	117,203	65,118	100,969	72,880	43,392
Custodian fees (Note 5)	10,462	21,677	9,525	15,105	8,973	6,517
Transfer agency expenses (Note 5)	16,201	27,467	19,849	16,859	12,298	9,345
Trustees' fees and expenses (Note 8)	13,708	26,058	14,044	20,311	14,509	10,508
Audit and tax expenses	10,125	10,125	10,125	10,125	10,125	10,128
Legal expenses	12,861	12,861	12,861	12,861	16,011	12,861
Shareholder services fee (Note 5)	154,241	460,477	141,073	288,893	147,299	59,871
Registration expenses	7,181	7,799	6,849	6,716	3,826	7,224
Printing and Postage expenses	3,460	3,569	3,518	3,392	3,533	3,303
Insurance premiums	2,659	8,737	2,803	5,754	3,046	1,071
Miscellaneous	1,872	6,466	2,206	4,762	2,414	797
Net Expenses	759,904	2,112,381	719,450	1,185,313	649,696	342,683
Net Investment Income (Loss)	(274,099)	(158,291)	662,877	855,359	987,949	(3,467)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,488,350	6,990,301	3,279,709	291,060	231,488	2,937,388
Net realized gain on written options	–	–	33,921	–	–	77,042
Net change in unrealized appreciation (depreciation) of investments	5,801,567	45,050,323	7,098,959	(2,171,957)	(1,000,982)	1,354,453
Net change in unrealized appreciation (depreciation) of written options	–	–	16,382	–	–	14,085
Net realized and unrealized gain (loss) on investments	18,289,917	52,040,624	10,428,971	(1,880,897)	(769,494)	4,382,968
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,015,818	$51,882,333	$11,091,848	$(1,025,538)	$218,455	$4,379,501
*Foreign tax withholding	$–	$13,200	$5,468	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(274,099)	$(354,553)	$(158,291)	$220,884
Net realized gain	12,488,350	18,081,826	6,990,301	31,263,642
Net change in unrealized appreciation	5,801,567	16,581,381	45,050,323	48,769,116
Net increase in net assets resulting from operations	18,015,818	34,308,654	51,882,333	80,253,642

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	–	(9,440,746)	(21,299)	(26,435,378)
Decrease in net assets from distributions to shareholders	–	(9,440,746)	(21,299)	(26,435,378)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,906,795	8,738,188	11,062,137	19,375,754
Shares issued in reinvestment of distributions	–	2,599,130	6,842	8,375,367
Cost of shares redeemed	(11,236,903)	(16,285,252)	(30,660,282)	(48,721,725)
Net decrease resulting from beneficial interest transactions	(5,330,108)	(4,947,934)	(19,591,303)	(20,970,604)
Net Increase in Net Assets	12,685,710	19,919,974	32,269,731	32,847,660

NET ASSETS:
Beginning of Period	116,104,693	96,184,719	364,085,720	331,238,060
End of Period	$128,790,403	$116,104,693	$396,355,451	$364,085,720

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	31

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$662,877	$1,789,738	$855,359	$2,489,663
Net realized gain	3,313,630	703,719	291,060	1,674,514
Net change in unrealized appreciation (depreciation)	7,115,341	3,339,053	(2,171,957)	3,771,435
Net increase (decrease) in net assets resulting from operations	11,091,848	5,832,510	(1,025,538)	7,935,612

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(650,963)	(4,335,827)	(1,700,143)	(4,353,098)
Decrease in net assets from distributions to shareholders	(650,963)	(4,335,827)	(1,700,143)	(4,353,098)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	8,420,348	11,578,341	25,718,297	28,599,594
Shares issued in reinvestment of distributions	105,302	670,599	177,944	516,263
Cost of shares redeemed	(13,168,272)	(11,149,851)	(15,168,860)	(32,092,284)
Net increase (decrease) resulting from beneficial interest transactions	(4,642,622)	1,099,089	10,727,381	(2,976,427)
Net Increase in Net Assets	5,798,263	2,595,772	8,001,700	606,087

NET ASSETS:
Beginning of Period	114,766,478	112,170,706	232,564,831	231,958,744
End of Period	$120,564,741	$114,766,478	$240,566,531	$232,564,831

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$987,949	$2,124,958	$(3,467)	$145,794
Net realized gain	231,488	55,975	3,014,430	831,218
Net change in unrealized appreciation (depreciation)	(1,000,982)	1,803,816	1,368,538	2,908,130
Net increase in net assets resulting from operations	218,455	3,984,749	4,379,501	3,885,142

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(987,949)	(2,174,183)	(55,699)	(960,583)
Decrease in net assets from distributions to shareholders	(987,949)	(2,174,183)	(55,699)	(960,583)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,349,957	6,366,348	3,254,552	4,092,334
Shares issued in reinvestment of distributions	132,295	311,173	1,415	24,479
Cost of shares redeemed	(10,066,998)	(6,901,445)	(2,963,525)	(2,731,965)
Net increase (decrease) resulting from beneficial interest transactions	(2,584,746)	(223,924)	292,442	1,384,848
Net Increase (Decrease) in Net Assets	(3,354,240)	1,586,642	4,616,244	4,309,407

NET ASSETS:
Beginning of Period	119,454,496	117,867,854	45,761,881	41,452,474
End of Period	$116,100,256	$119,454,496	$50,378,125	$45,761,881

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	33

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$16.12		$12.79	$10.63	$13.90	$13.32	$12.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.04)		(1.36)	(0.05)	(0.05)	(0.04)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.60		6.01	2.21	(1.89)	1.81	1.41
Total from Investment Operations	2.56		4.65	2.16	(1.94)	1.77	1.44

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		–	–	–	–	(0.04)
From Net Realized Gain on Investments	–		(1.32)	–	(1.33)	(1.19)	(0.66)
Total Distributions	–		(1.32)	–	(1.33)	(1.19)	(0.70)
Net Asset Value, End of Period	$18.68		$16.12	$12.79	$10.63	$13.90	$13.32

Total Return	15.88	%(1)	36.61%	20.32%	(13.72)%	13.19%	11.42%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.22	%(2)	1.27%	1.26%	1.25%	1.24%	1.23%
Net Investment Income/(Loss)	(0.44	)%(2)	(0.37)%	(0.46)%	(0.43)%	(0.33)%	0.26%
Net Assets Value End of Period (000 omitted)	$128,790		$116,105	$96,185	$81,439	$101,061	$96,736
Portfolio Turnover Rate	21	%(3)	52%	50%	88%	49%	41%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$23.41		$19.95	$16.80	$20.00	$17.37	$18.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(1.66)	0.04	0.04	0.03	0.07
Net Realized and Unrealized Gain (Loss) on Investments	3.43		6.89	4.40	(1.32)	4.19	0.03
Total from Investment Operations	3.42		5.23	4.44	(1.28)	4.22	0.10

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	0.00	(1)	(0.02)	(0.04)	(0.04)	(0.03)	(0.07)
From Net Realized Gain on Investments	–		(1.75)	(1.25)	(1.88)	(1.56)	(0.76)
Total Distributions	–		(1.77)	(1.29)	(1.92)	(1.59)	(0.83)
Net Asset Value, End of Period	$26.83		$23.41	$19.95	$16.80	$20.00	$17.37

Total Return	14.62	%(2)	26.31%	26.53%	(6.19)%	24.22%	0.51%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.12	%(3)	1.14%	1.14%	1.13%	1.13%	1.15%
Net Investment Income/(Loss)	(0.08	)%(3)	0.07%	0.23%	0.19%	0.13%	0.40%
Net Assets Value End of Period (000 omitted)	$396,355		$364,086	$331,238	$287,441	$347,982	$314,067
Portfolio Turnover Rate	7	%(4)	27%	55%	37%	37%	61%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	35

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.45		$13.31	$11.77	$13.05	$12.30	$11.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.09		(0.08)	0.23	0.23	0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	1.26		0.72	2.14	(0.82)	1.09	0.92
Total from Investment Operations	1.35		0.64	2.37	(0.59)	1.31	1.12

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.08)		(0.22)	(0.23)	(0.23)	(0.21)	(0.21)
From Net Realized Gain on Investments	–		(0.28)	(0.60)	(0.46)	(0.35)	(0.26)
Total Distributions	(0.08)		(0.50)	(0.83)	(0.69)	(0.56)	(0.47)
Net Asset Value, End of Period	$14.72		$13.45	$13.31	$11.77	$13.05	$12.30

Total Return	10.06	%(1)	5.05%	20.30%	(4.58)%	10.77%	9.68%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.25	%(2)	1.27%	1.25%	1.24%	1.23%	1.23%
Net Investment Income	1.15	%(2)	1.66%	1.74%	1.69%	1.71%	1.69%
Net Assets Value End of Period (000 omitted)	$120,565		$114,766	$112,171	$101,893	$116,398	$106,577
Portfolio Turnover Rate	11	%(3)	29%	31%	35%	23%	49%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.08		$9.93	$9.68	$9.77	$9.84	$9.94
Income (Loss) from Investment Operations:
Net Investment Income	0.04		0.11	0.19	0.17	0.21	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.23	0.27	(0.06)	(0.09)	(0.06)
Total from Investment Operations	(0.05)		0.34	0.46	0.11	0.12	0.08

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.07)		(0.19)	(0.21)	(0.20)	(0.19)	(0.17)
From Net Realized Gain on Investments	–		–	–	–	–	(0.01)
Total Distributions	(0.07)		(0.19)	(0.21)	(0.20)	(0.19)	(0.18)
Net Asset Value, End of Period	$9.96		$10.08	$9.93	$9.68	$9.77	$9.84

Total Return	(0.47	)%(1)	3.46%	4.75%	1.15%	1.20%	0.79%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.02	%(2)	1.03%	1.01%	1.01%	1.00%	1.01%
Net Investment Income	0.73	%(2)	1.09%	1.72%	1.81%	2.19%	1.41%
Net Assets Value End of Period (000 omitted)	$240,567		$232,565	$231,959	$230,250	$249,951	$248,517
Portfolio Turnover Rate	10	%(3)	51%	37%	17%	26%	33%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	37

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.84		$10.67	$10.38	$10.54	$10.36	$10.57
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.18	0.20	0.21	0.21	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.18	0.30	(0.16)	0.19	(0.20)
Total from Investment Operations	0.02		0.36	0.50	0.05	0.40	0.01

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)		(0.19)	(0.21)	(0.21)	(0.21)	(0.21)
From Net Realized Gain on Investments	–		0.00 (1)	0.00 (1)	–	(0.01)	(0.01)
Total Distributions	(0.09)		(0.19)	(0.21)	(0.21)	(0.22)	(0.22)
Net Asset Value, End of Period	$10.77		$10.84	$10.67	$10.38	$10.54	$10.36

Total Return	0.18	%(2)	3.48%	4.83%	0.47%	3.90%	0.06%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.10	%(3)	1.10%	1.08%	1.09%	1.08%	1.05%
Net Investment Income	1.67	%(3)	1.81%	1.94%	2.00%	2.01%	2.01%
Expense Waiver/Reimbursement(4)	–		–	–	–	–	0.02	%(5)
Net Assets Value End of Period (000 omitted)	$116,100		$119,454	$117,868	$114,345	$116,039	$118,168
Portfolio Turnover Rate	12	%(6)	10%	9%	10%	7%	17%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(5)	As of February 29, 2016, the waiver was voluntarily terminated by the Adviser.
(6)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period	$11.95		$11.25	$10.01	$10.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.00	)(2)	0.04	0.10	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.15		0.91	1.56	(0.60)	0.80
Total from Investment Operations	1.15		0.95	1.66	(0.55)	0.84

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.01)		(0.04)	(0.11)	(0.04)	(0.05)
From Net Realized Gain on Investments	–		(0.21)	(0.31)	(0.02)	(0.17)
Total Distributions	(0.01)		(0.25)	(0.42)	(0.06)	(0.22)
Net Asset Value, End of Period	$13.09		$11.95	$11.25	$10.01	$10.62

Total Return	9.66	%(3)	8.48%	16.61%	(5.20)%	8.33	%(3)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(4)	1.44	%(5)	1.50%	1.46%	1.56%	1.75	%(5)
Net Investment Income/(Loss)(4)(6)	(0.01	)%(5)	0.36%	0.91%	0.55%	0.50	%(5)
Expense Waiver/Reimbursement(7)	–		–	–	–	0.23	%(5)
Net Assets Value End of Period (000 omitted)	$50,378		$45,762	$41,452	$35,734	$28,023
Portfolio Turnover Rate	37	%(8)	169%	152%	145%	88%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.
(2)	Less than $0.005 per share.
(3)	Total return not annualized for periods less than one full year.
(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(5)	Ratios for periods of less than a year are annualized.
(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(8)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2021	39

Notes to Financial Statements
June 30, 2021 (Unaudited)

1.ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

40	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2021 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Semi-Annual Report | June 30, 2021	41

Notes to Financial Statements
June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$121,061,998	$–	$–	$121,061,998
Exchange Traded Funds	3,722,527	–	–	3,722,527
Short Term Investments	3,862,783	–	–	3,862,783
Total	$128,647,308	$–	$–	$128,647,308

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$394,321,075	$–	$–	$394,321,075
Short Term Investments	6,344,966	–	–	6,344,966
Total	$400,666,041	$–	$–	$400,666,041

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,882,860	$–	$–	$81,882,860
Exchange Traded Funds	1,800,489	–	–	1,800,489
Corporate Bonds	–	21,981,309	–	21,981,309
U.S. Government Agency - Collateralized
Mortgage Obligations	–	2,078,924	–	2,078,924
Commercial Mortgage-Backed Securities	–	2,098,917	–	2,098,917
U.S. Government Agency - Mortgage-
Backed Securities	–	5,883,050	–	5,883,050
Taxable Municipal Bonds	–	2,366,868	–	2,366,868
Non-Taxable Municipal Bonds	–	475,366	–	475,366
Short Term Investments	418,926	–	–	418,926
Total	$84,102,275	$34,884,434	$–	$118,986,709

42	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2021 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized
Mortgage Obligations	$–	$117,223,765	$–	$117,223,765
U.S. Government Agency - Mortgage-
Backed Securities	–	49,561,562	–	49,561,562
Taxable Municipal Bonds	–	62,079,153	–	62,079,153
Non-Taxable Municipal Bonds	–	1,097,228	–	1,097,228
Short Term Investments	6,866,192	–	–	6,866,192
Total	$6,866,192	$229,961,708	$–	$236,827,900

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$115,289,196	$–	$115,289,196
Short Term Investments	1,873,469	–	–	1,873,469
Total	$1,873,469	$115,289,196	$–	$117,162,665

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$48,154,766	$–	$–	$48,154,766
Short Term Investments	2,123,195	–	–	2,123,195
Total	$50,277,961	$–	$–	$50,277,961

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2021. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Semi-Annual Report | June 30, 2021	43

Notes to Financial Statements
June 30, 2021 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

44	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2021 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. There were no options held as of June 30, 2021.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Semi-Annual Report | June 30, 2021	45

Notes to Financial Statements
June 30, 2021 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2021:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$33,921	$16,382
Total		$33,921	$16,382
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased Options)	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(7,576)	$–
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$77,042	$14,085
Total		$69,466	$14,085

The Balanced Fund and Tactical Opportunity Fund had average monthly written call option notional value of $(445,021) and $(4,528,425), respectively, during the period ended June 30, 2021. The Tactical Opportunity Fund had average monthly purchased option notional value of $191,127 during the period ended June 30, 2021.

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

46	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2021 (Unaudited)

3.SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Small Company Growth Fund
Shares sold	327,395	755,653
Shares issued to shareholders in payment of distributions declared	–	164,710
Shares redeemed	(633,555)	(1,238,536)
Net decrease resulting from share transactions	(306,160)	(318,173)
Common shares outstanding, end of period	6,895,700	7,201,860

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Growth Fund
Shares sold	444,033	956,297
Shares issued to shareholders in payment of distributions declared	281	362,574
Shares redeemed	(1,224,247)	(2,369,749)
Net decrease resulting from share transactions	(779,933)	(1,050,878)
Common shares outstanding, end of period	14,774,917	15,554,850

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Balanced Fund
Shares sold	592,230	935,567
Shares issued to shareholders in payment of distributions declared	7,472	51,586
Shares redeemed	(940,625)	(884,291)
Net increase/(decrease) resulting from share transactions	(340,923)	102,862
Common shares outstanding, end of period	8,190,300	8,531,223

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Government Bond Fund
Shares sold	2,577,132	2,829,844
Shares issued to shareholders in payment of distributions declared	17,849	50,998
Shares redeemed	(1,519,502)	(3,180,339)
Net increase/(decrease) resulting from share transactions	1,075,479	(299,497)
Common shares outstanding, end of period	24,145,515	23,070,036

Semi-Annual Report | June 30, 2021	47

Notes to Financial Statements
June 30, 2021 (Unaudited)

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
West Virginia Municipal Bond Fund
Shares sold	682,501	589,584
Shares issued to shareholders in payment of distributions declared	12,302	28,859
Shares redeemed	(935,290)	(645,953)
Net decrease resulting from share transactions	(240,487)	(27,510)
Common shares outstanding, end of period	10,781,808	11,022,295

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Tactical Opportunity Fund
Shares sold	257,681	404,246
Shares issued to shareholders in payment of distributions declared	109	2,062
Shares redeemed	(238,178)	(261,018)
Net increase resulting from share transactions	19,612	145,290
Common shares outstanding, end of period	3,848,845	3,829,233

4.FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For the Funds’ most year ended December 31, 2020, there were no permanent differences that resulted in adjustments to distributable earnings or paid-in capital.

For federal income tax purposes, the following amounts apply as of June 30, 2021:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes (includes cost of derivatives)
Small Company Growth Fund	$58,455,868	$(560,237)	$57,895,631	$70,716,833
Growth Fund	$245,624,356	$(388,345)	$245,236,011	$155,430,030
Balanced Fund	$36,481,858	$(149,696)	$36,332,162	$82,654,547
Government Bond Fund	$4,929,529	$(930,395)	$3,999,134	$232,828,766
West Virginia Municipal Bond Fund	$5,453,693	$(74,285)	$5,379,408	$111,783,257
Tactical Opportunity Fund	$7,379,289	$(129,961)	$7,249,328	$43,028,633

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, and certain other investments.

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Notes to Financial Statements
June 30, 2021 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2020 was as follows:

	For Year Ended December 31, 2020
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$–	$9,440,746	$9,440,746
Growth Fund	$–	$248,515	$26,186,863	$26,435,378
Balanced Fund	$–	$1,912,881	$2,422,946	$4,335,827
Government Bond Fund	$–	$4,353,098	$–	$4,353,098
West Virginia Municipal Bond Fund	$2,122,947	$2,068	$49,168	$2,174,183
Tactical Opportunity Fund	$–	$328,108	$632,475	$960,583

As of December 31, 2020, the Funds most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Growth Fund	$2,829,869	$5,354,291	$–	$52,128,908	$60,313,068
Growth Fund	$21,274	$12,212,806	$–	$200,185,688	$212,419,768
Balanced Fund	$16,126	$341,946	$2,467	$29,212,086	$29,572,625
Government Bond Fund	$143,910	$(2,524,314)	$–	$6,171,091	$3,790,687
West Virginia Municipal Bond Fund	$–	$5,420	$–	$6,380,390	$6,385,810
Tactical Opportunity Fund	$–	$376,241	$–	$5,885,938	$6,262,179

Capital loss carryovers used during the year ended December 31, 2020, were as follows:

Fund Name	Capital Losses
Small Company Growth Fund	$102,367

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2020, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$1,221,606	$1,208,153

The Fund elects to defer to the period ending December 31, 2021, capital losses recognized during the period November 1, 2020 to December 31, 2020 in the amount of:

Fund Name	Capital Losses
Government Bond Fund	$94,555

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above.

Semi-Annual Report | June 30, 2021	49

Notes to Financial Statements
June 30, 2021 (Unaudited)

5.INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee, accrued daily and paid monthly, equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until March 1, 2022 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Trustees. The Adviser is not entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the period ended June 30, 2021, the Adviser did not waive any fees due to expenses being under the limit.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor. The Funds currently have no active distribution plan pursuant to Rule 12b-1 under the ACT.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

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Notes to Financial Statements
June 30, 2021 (Unaudited)

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2021 were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$25,278,757	$28,831,996
Growth Fund	24,318,283	28,569,776
Balanced Fund	12,693,073	17,566,726
Government Bond Fund	50,356,117	39,419,925
West Virginia Municipal Bond Fund	13,858,698	15,662,844
Tactical Opportunity Fund	16,708,701	18,105,353

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the period ended June 30, 2021 were as follows:

Fund	Purchases	Sales
Balanced Fund	$–	$1,000,000
Government Bond Fund	5,000,000	–

7.CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2021, 73% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9.RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued guidance providing optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR (London Interbank Offered Rate) or other interbank-offered based reference rates as of the end of December 2021. Management continues to evaluate the impact of the guidance and may apply other elections, as applicable, as the expected market transition to alternative reference rates evolves.

Semi-Annual Report | June 30, 2021	51

Notes to Financial Statements
June 30, 2021 (Unaudited)

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On July 30, 2021, the Balanced Fund paid a monthly distribution of $0.010 per share to common shareholders of record as of July 21, 2021.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 2, 2021, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2021 to July 31, 2021 totaling $0.011 and $0.015 per share, respectively, to common shareholders.

Fund Name Changes: Effective July 23, 2021, the WesMark Small Company Growth Fund and the WesMark Growth Fund names changed to the WesMark Small Company Fund and the WesMark Large Company Fund, resepectively.

52	www.wesmarkfunds.com

Shareholder Expense Example
June 30, 2021 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$ 1,000.00	$1,158.80	$6.53	1.22%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,018.74	$6.11	1.22%
WesMark Growth Fund
Actual Fund Return	$ 1,000.00	$1,146.20	$5.96	1.12%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,019.24	$5.61	1.12%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$1,100.60	$6.51	1.25%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,018.60	$6.26	1.25%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$995.30	$5.05	1.02%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,019.74	$5.11	1.02%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$1,001.80	$5.46	1.10%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,019.34	$5.51	1.10%
WesMark Tactical Opportunity Fund
Actual Fund Return	$ 1,000.00	$1,096.60	$7.49	1.44%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$1,017.65	$7.20	1.44%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

Semi-Annual Report | June 30, 2021	53

Board of Trustees and Trust Officers
June 30, 2021 (Unaudited)

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The WesMark Fund Complex consists of one Investment Company (comprising six portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

Name, Year of Birth, Address* and Date Service Began	Principal Occupations in Past Five Years, other Directorships Held and Previous Positions
Independent Trustees
Lawrence E. Bandi (1954) TRUSTEE Began serving September 2004

Principal Occupations: Retired

Other Directorships: Welty Corporation, St. Vincent’s de Paul Parish School.

Previous Positions: President, Central Catholic High School (Education); President and Chief Executive Officer, Valley National Gases, Inc. (Gas Supplier); Chief Financial Officer & Vice President, West Virginia Northern Community College (Education); VP & CFO MPD Corporation (Hospitality).

Gary J. Madich, CFA (1955) TRUSTEE Began serving November 2020

Principal Occupation: Retired

Other Directorships: Managing Director/CEO Global Fixed Income and previously Managing Director/Global CIO Fixed Income, JPMorgan Investment Management (Investment Management); Senior Managing Director/ CIO Fixed Income, Banc One Investment Advisors (Investment Management); Senior Vice President and Senior Portfolio Manager Fixed Income, Federated Investors (Investment Management).

Jordan A. Miller, Jr. (1951) TRUSTEE Began serving March 1, 2021

Principal Occupation: Retired

Previous Positions and Directorships: Regional Chairman Fifth Third Bank Central Ohio (National Bank); Regional CEO and President Fifth Third Bank Central Ohio (Commercial, Consumer, and Private banking); Managing Director of Fifth Third Advisor Services (Investment Management); CEO Fifth Third Bank Investments a FINRA registered broker dealer (Investment Management).

Interested Trustees
Robert E. Kirkbride** (1939) CHAIRMAN AND TRUSTEE Began serving September 2004	Principal Occupations and Other Directorships: Paid Consultant to the Executive Loan Committee of WesBanco Bank, Inc.(Financial Services); Vice President and Director, Ohio Valley Land Company (Real Estate Development); Director, The Mountain Company (Holding Company); Director, The Laurel Management Group (Holding Company); President and Director, Thunder Corporation (Oil and Gas Production); Member and Manager, Marietta Ventures LLC (real estate development and related consulting); Vice President and Director, Spartan Foundation (private foundation).
J. Christopher Gardill*** (1976) TRUSTEE Began serving August 2015	Principal Occupations: Member, Phillips, Gardill, Kaiser & Altmeyer, PLLC (private law firm). Other Directorships: Board Member, Wheeling Vintage Raceboat Regatta (Private Organization).

*	All Trustees may be reached via the Funds at 1290 Broadway, Suite 1000, Denver, CO, 80203.
**	Mr. Kirkbride is an interested person due to his security holdings in WesBanco, Inc. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Kirkbride previously served as a Director for WesBanco, Inc. and WesBanco Bank, Inc., and currently serves as a paid consultant to the Executive Loan Committee of WesBanco Bank, Inc.
***	Mr. Gardill is an interested person due to his affiliation with Phillips, Gardill, Kaiser & Altmeyer, PLLC who serves as legal counsel to WesBanco Inc. and WesBanco Bank. The Funds’ investment adviser, WesBanco Investment Department, is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc. Mr. Gardill was also an independent consultant to the Trust Committee of WesBanco Bank, Inc.

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Board of Trustees and Trust Officers
June 30, 2021 (Unaudited)

The name, address, age and principal occupations for the past five years of the officers of the Trust are listed below. Each officer serves as an officer of the six fund portfolios that comprise the Trust.

Name, Year of Birth and Address*	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Officers
Scott Love (1976)	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: March 2020	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services. Previous Positions: Vice President of the WesMark Funds.
Jennifer S. Roth (1975)	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Senior Vice President of WesBanco Investment Department and Webanco Trust and Investment Services; Registered Principal WesBanco Securities, Inc.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019.

Steven Kellas (1966)	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds, Executive Vice President WesBanco Trust and Investment Services.
Todd P. Zerega (1974)	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP.
Sareena Khwaja-Dixon (1980)	ASSISTANT SECRETARY Began Serving: May 2021	Principal Occupation: Principal Legal Counsel and Vice President of SS&C ALPS since 2020. Previous Positions: VP, Senior Legal Counsel, SS&C ALPS from 2015-2020.
Lori Anderson (1981)	ASSISTANT TREASURER Began Serving: July 2021	Principal Occupation: Fund Controller, SS&C ALPS since 2018. Previous Positions: Assistant Fund Controller, ALPS Fund Services, August 2014 to March 2018.

Semi-Annual Report | June 30, 2021	55

Board Review of Advisory Contract
June 30, 2021 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2021 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2021. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. The Board discussed the Adviser’s recent review of the Fund’s positioning in the marketplace as well as some potential changes to the investment strategies of certain of the Funds. The Board concluded it was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

For the one-year and three-year periods ended March 31, 2021, the performance of the WesMark Balanced Fund, and the WesMark West Virginia Municipal Bond Fund were below the average of their respective peer group. The WesMark Government Bond Fund’s performance for the one-year period ended March 31, 2021, was above the average of the relevant peer group but for the three-year period ended March 31, 2021, was below the average of the relevant peer group. The performance of the WesMark Small Company Growth Fund, the WesMark Tactical Fund, and the WesMark Growth Fund for the one and three-year periods ended March 31, 2021, was above the average of their respective peer groups.

56	www.wesmarkfunds.com

Board Review of Advisory Contract
June 30, 2021 (Unaudited)

The Board reviewed the performance of the Funds for the first quarter of 2021 and noted that the WesMark Balanced Fund, the WesMark Government Bond Fund and the WesMark Tactical Fund were above the average of their respective peer group for the quarter, while the WesMark Growth Fund, WesMark Small Company Growth Fund, and the WesMark West Virginia Municipal Bond Fund were below the average of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, for the calendar year ending December 31, 2020, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for the WesMark Growth Fund, the WesMark West Virginia Municipal Bond Fund and the WesMark Government Bond Fund were above the median for their respective peer groups, the gross investment advisory fee for the WesMark Small Company Growth Fund and the WesMark Tactical Opportunity Fund were below the median for their respective peer groups and the WesMark Balanced Fund’s gross investment advisory fee was approximately at the median for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser continues to make investments in investment management personnel and investment resources and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund- by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

Semi-Annual Report | June 30, 2021	57

Additional Information
June 30, 2021 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-PORT. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2020, 97.67% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2020, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	99.90%
Tactical Opportunity Fund	88.12%

For the year ended December 31, 2020, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	100.00%
Tactical Opportunity Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Small Company Growth Fund, West Virginia Municipal Bond Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund designated $9,440,746, $49,168, $26,186,863, $2,422,946, and $632,475, respectively as long-term capital gain dividends.

58	www.wesmarkfunds.com

Glossary of Terms
June 30, 2021 (Unaudited)

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Credit rating firms, such as Standard & Poor's and Moody's, use different designations consisting of upper- and lower-case letters 'A' and 'B' to identify a bond's credit quality rating. 'AAA' and 'AA' (high credit quality) and 'A' and 'BBB' (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations ('BB', 'B', 'CCC', etc.) are considered low credit quality, and are commonly referred to as "junk bonds."

Semi-Annual Report | June 30, 2021	59

# WesMark Funds℠

| | |
|---|---|
| WesMark Small Company Growth Fund | » WMKSX |
| WesMark Growth Fund | » WMKGX |
| WesMark Balanced Fund | » WMBLX |
| WesMark Government Bond Fund | » WMBDX |
| WesMark West Virginia Municipal Bond Fund | » WMKMX |
| WesMark Tactical Opportunity Fund | » WMKTX |

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

**ALPS Distributors, Inc., Distributor**

Must be accompanied or preceded by a Prospectus.

WMK000552

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/Scott Love
Scott Love
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Scott Love
Scott Love
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 3, 2021

By	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	September 3, 2021